Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 102,512	$ 122,559
Credit card agreement and the restricted cash account	4,000	900
Amounts receivable	20,700	19,400
Net of allowances	200	1,000
Amounts of inventory allowances	3,900	5,500
Impairment losses
Deferred revenue	25,600	31,000
Net revenue	27,600	36,600
Shipping and handling revenue	12,100	15,300	25,300
Shipping and handling costs	45,900	49,200	64,700
Cost of sales	215,200	224,300	140,000
Advertising vendors cost	800	1,300	1,500
Advertising and promotional expenses	$ 12,700	14,700	32,800
Percentage of tax benefit	50.00%
Individual customers
Customer net sales percentage	10.00%	10.00%	10.00%
Percentage of exceeded total purchases	10.00%	10.00%	10.00%
Percentage of exceed net receivables	10.00%
Receivables
Net receivables, percentage	10.00%	10.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting stock of the investee	20.00%
Investments in limited partnerships percentage	3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting stock of the investee	50.00%
Investments in limited partnerships percentage	5.00%
Product [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Net sales	94.00%	94.00%	94.00%
Vendor Incentive Program [Member]
Summary of Significant Accounting Policies [Line Items]
Amounts receivable	$ 57,100	$ 63,600
Net of allowances	700	600
Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 12,900	$ 13,000